Finance costs	12 Months Ended
Dec. 31, 2021
Finance costs.
Finance costs
9	Finance costs

	Year ended	Year ended
	December 31,	December 31,
	2021	2020
	$	$
Finance costs
Interest on finance leases and other interest	616,286	486,508
Interest and fees on revolving line of credit (note 16)	—	532,190
Interest and fees on term loans (note 17)	436,996	644,341

	1,053,282	1,663,039